STOCK BASED COMPENSATION EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense	$ 213,800	$ 478,580
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense	213,800	476,002
Non Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock-based compensation expense		$ 2,578